Statements Of Comprehensive Income (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statements Of Comprehensive Income [Abstract]
NET INCOME	$ 20,068,433	$ 23,047,811	$ 17,468,842
Defined benefit pension plan:
Net loss arising during the period	(488,972)	(678,007)	(285,325)
Amortization of prior service cost included in net periodic pension cost	17,469	17,469	17,469
Amortization of net loss included in net periodic pension cost	492,391	306,348	217,714
Total other comprehensive income (loss)	20,888	(354,190)	(50,142)
TOTAL COMPREHENSIVE INCOME	$ 20,089,321	$ 22,693,621	$ 17,418,700